UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2010 (Unaudited)	Large Cap Value Fund

	Shares	Value
COMMON STOCKS† — 96.6%
Financials — 17.1%
Wells Fargo & Co.	56,952	$1,764,943
AON Corp.	37,400	1,720,774
U.S. Bancorp	61,332	1,654,124
Berkshire Hathaway, Inc. — Class A*	10	1,204,500
Bank of New York Mellon Corp.	35,300	1,066,060
JPMorgan Chase & Co.	22,963	974,090
BB&T Corp.	23,432	616,027
First Marblehead Corp.*	74,421	161,494

Total Financials		9,162,012

Energy — 15.0%
Chevron Corp.	17,760	1,620,600
McDermott International, Inc.*	77,600	1,605,544
Williams Companies, Inc.	56,000	1,384,320
Exxon Mobil Corp.	12,800	935,936
Halliburton Co.	22,400	914,592
Chesapeake Energy Corp.	32,000	829,120
ConocoPhillips	11,000	749,100

Total Energy		8,039,212

Information Technology — 13.3%
Western Union Co.	101,400	1,882,998
Tyco Electronics Ltd.	41,450	1,467,330
Computer Sciences Corp.	27,200	1,349,120
Hewlett-Packard Co.	28,341	1,193,156
Synopsys, Inc.*	26,500	713,115
Visa, Inc. — Class A	7,400	520,812

Total Information Technology		7,126,531

Industrials — 12.4%
Equifax, Inc.	61,600	2,192,960
United Technologies Corp.	18,600	1,464,192
Babcock & Wilcox Co.*	41,800	1,069,662
USG Corp.*	42,300	711,909
FedEx Corp.	7,000	651,070
Parker Hannifin Corp.	6,200	535,060

Total Industrials		6,624,853

Health Care — 9.9%
Hospira, Inc.*	24,200	1,347,698
Aetna, Inc.	42,400	1,293,624
Covidien plc	20,650	942,879
Forest Laboratories, Inc.*	21,400	684,372
Medco Health Solutions, Inc.*	8,100	496,287
Merck & Company, Inc.	9,919	357,481
Genzyme Corp.*	2,400	170,880

Total Health Care		5,293,221

Consumer Staples — 9.9%
CVS Caremark Corp.	38,600	1,342,122
Wal-Mart Stores, Inc.	24,400	1,315,892
Costco Wholesale Corp.	14,300	1,032,603
Bunge Ltd.	10,800	707,616
Altria Group, Inc.	20,100	494,862
Philip Morris International, Inc.	6,800	398,004

Total Consumer Staples		5,291,099

Consumer Discretionary — 9.1%
Lowe’s Companies, Inc.	75,300	1,888,524
Time Warner, Inc.	39,800	1,280,366
JC Penney Company, Inc.	34,700	1,121,157
Best Buy Company, Inc.	16,100	552,069

Total Consumer Discretionary		4,842,116

Utilities — 4.6%
Edison International	50,100	1,933,860
NRG Energy, Inc.*	26,500	517,810

Total Utilities		2,451,670

Materials — 3.9%
Dow Chemical Co.	35,900	1,225,626
Bemis Company, Inc.	25,500	832,830

Total Materials		2,058,456

Telecommunication Services — 1.4%
Windstream Corp.	54,376	758,001

Total Common Stocks (Cost $45,491,757)		51,647,171

Total Investments — 96.6% (Cost $45,491,757)		$51,647,171
Cash & Other Assets, Less Liabilities — 3.4%		1,790,953

Total Net Assets — 100.0%		$53,438,124

Schedule of Investments
December 31, 2010 (Unaudited)	Large Cap Value Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Schedule of Investments
December 31, 2010 (Unaudited)	Larģe Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS† - 93.9%
Financials - 15.7%
Wells Fargo & Co.	3,043	$94,302
AON Corp.	1,870	86,039
U.S. Bancorp	3,041	82,015
JPMorgan Chase & Co.	1,376	58,370
Berkshire Hathaway, Inc. — Class B*	700	56,077
Bank of New York Mellon Corp.	1,800	54,360
BB&T Corp.	1,251	32,889
First Marblehead Corp.*	3,412	7,404

Total Financials		471,456

Energy - 15.3%
Chevron Corp.	1,190	108,588
McDermott International, Inc.*	4,070	84,208
Williams Companies, Inc.	3,090	76,385
Halliburton Co.	1,360	55,529
Exxon Mobil Corp.	720	52,646
ConocoPhillips	660	44,946
Chesapeake Energy Corp.	1,600	41,456

Total Energy		463,758

Information Technology - 13.4%
Western Union Co.	5,940	110,305
Tyco Electronics Ltd.	2,410	85,314
Computer Sciences Corp.	1,400	69,440
Hewlett-Packard Co.	1,645	69,255
Synopsys, Inc.*	1,600	43,056
Visa, Inc. — Class A	400	28,152

Total Information Technology		405,522

Industrials - 11.7%
Equifax, Inc.	3,270	116,411
United Technologies Corp.	1,030	81,082
Babcock & Wilcox Co.*	2,035	52,076
FedEx Corp.	400	37,204
USG Corp.*	2,190	36,858
Parker Hannifin Corp.	340	29,342

Total Industrials		352,973

Consumer Staples - 10.1%
Costco Wholesale Corp.	1,040	75,099
Wal-Mart Stores, Inc.	1,360	73,345
CVS Caremark Corp.	1,960	68,149
Bunge Ltd.	545	35,708
Altria Group, Inc.	1,100	27,082
Philip Morris International, Inc.	430	25,168

Total Consumer Staples		304,551

Health Care - 9.5%
Hospira, Inc.*	1,360	75,738
Aetna, Inc.	2,420	73,834
Covidien plc	1,350	61,641
Forest Laboratories, Inc.*	1,100	35,178
Medco Health Solutions, Inc.*	480	29,410
Genzyme Corp.*	140	9,968

Total Health Care		285,769

Consumer Discretionary - 8.6%
Lowe’s Companies, Inc.	3,980	99,818
Time Warner, Inc.	2,240	72,061
JC Penney Company, Inc.	1,870	60,420
Best Buy Company, Inc.	800	27,432

Total Consumer Discretionary		259,731

Utilities - 4.6%
Edison International	2,830	109,238
NRG Energy, Inc.*	1,600	31,264

Total Utilities		140,502

Materials - 3.6%
Dow Chemical Co.	1,950	66,573
Bemis Company, Inc.	1,300	42,458

Total Materials		109,031

Telecommunication Services - 1.4%
Windstream Corp.	3,130	43,632

Total Common Stocks (Cost $2,386,253)		2,836,925

EXCHANGE TRADED FUNDS† - 2.1%
iShares Russell 1000 Value Index Fund	500	32,435
iShares S&P 500 Value Index Fund	540	32,179

Total Exchange Traded Funds (Cost $58,197)		64,614

Total Investments - 96.0% (Cost $2,444,450)		$2,901,539
Cash & Other Assets, Less Liabilities - 4.0%		121,138

Total Net Assets - 100.0%		$3,022,677

Schedule of Investments
December 31, 2010 (Unaudited)	Larģe Cap Value Institutional Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS
1. Options Written
Information as to options written by the Funds during the year ended September 30, 2010, and options outstanding at December 31, 2010 is provided below:
Large Cap Value Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	75	$22,541
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(75)	(22,541)

Balance at December 31, 2010	—	$—

Large Cap Value Institutional Fund Written Put Options

	Number of	Premium
	Contracts	Amount

Balance at September 30, 2010	5	$1,503
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	(5)	(1,503)

Balance at December 31, 2010	—	$—

2. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilities carried at fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities	Total

Assets
Large Cap Value Fund	$51,647,171	$—	$—	$—	$51,647,171
Large Cap Value Institutional Fund	2,901,539	—	—	—	2,901,539

Liabilities
Large Cap Value Fund	—	—	—	—	—
Large Cap Value Institutional Fund	—	—	—	—	—
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective October 1, 2010. This update applies to the Fund’s disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
At the period ended December 31, 2010, there were no significant transfers between levels.

3. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	February 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN

Richard M. Goldman, President

Date:	February 28, 2011

By:	/s/ NICK BONOS

Nick Bonos, Treasurer

Date:	February 28, 2011